Assets under management (Tables)	12 Months Ended
Dec. 31, 2011
Assets under management
Assets under management and net new assets

in / end of	2011	2010

Assets under management (CHF billion)

Assets in collective investment instruments managed by Credit Suisse	189.2	215.7

Assets with discretionary mandates	222.4	213.4

Other assets under management	817.9	823.9

Assets under management (including double counting)	1,229.5	1,253.0

of which double counting	112.3	128.0

Net new assets (CHF billion)

Total net new assets, including double counting	40.9	69.0